CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jul. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Assets
Allowance for doubtful accounts, current accounts receivables	$ 234,049	$ 221,537	$ 72,535
Allowance for doubtful accounts, noncurrent accounts receivables	625,963	625,963	502,315
Liabilities
Debenture payable current, discount	$ 328,428	$ 452,771
Stockholders' Equity:
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	120,000,000	120,000,000	120,000,000
Common stock, shares issued	88,203,020	73,414,478	58,573,222
Common stock, shares outstanding	88,003,020	73,214,478	58,373,222
Treasury stock, shares	200,000	200,000	200,000